SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSRS/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 002-96924

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant's Telephone Number- (360) 734-9900

Date of fiscal year end: May 31, 2008
Date of reporting period: November 30, 2007

Amana Mutual Funds Trust

Semi-Annual Report November 30, 2007

ARABIA
FELIX

1300 North State Street
Bellingham, WA 98225
www.amanafunds.com
888 / 73-AMANA

Performance Summary (as of December 31, 2007):

Average Annual Returns (before any taxes paid by shareowners)
	1 year	3 years	5 years	10 years	Expense Ratio¹

Amana Income Fund	14.12%	15.76%	19.22%	8.75%	1.38%

Amana Growth Fund	12.24%	15.90%	20.74%	12.55%	1.36%

Morningstar™ Ratings²	Overall	1 year	3 years	5 years	10 years
Amana Income Fund - "Large Value" category
Morningstar Rating™	*****	n/a	*****	*****	*****

% Rank in category	n/a	1	1	2	15

Funds in category	1,166	1,432	1,166	922	419

Amana Growth Fund - "Large Growth" category
Morningstar Rating™	*****	n/a	*****	*****	*****

% Rank in category	n/a	55	4	3	2

Funds in category	1,449	1,748	1,449	1,215	554

Lipper Quintile Rankings³		1 year	3 years	5 years	10 years
Amana Income Fund - "Equity Income" category
Quintile Rank		1st	1st	1st	1st

Absolute Rank / Funds in category		16/271	1/204	3/138	15/90

Amana Growth Fund - "Multi-Cap Growth" category
Quintile Rank		4th	1st	1st	1st

Absolute Rank / Funds in category		318/518	38/399	35/339	5/146

Performance data quoted in this report represents past performance, is before any taxes payable by shareowners, and is no guarantee of future performance. Current performance may be higher or lower than that stated herein. Performance current to the most recent month-end can be obtained by calling toll-free 888-73/AMANA or visiting www.amanafunds.com. Total returns are historical and include change in share value and reinvestment of dividends and capital gains, if any, and do not include the potential deduction of a 2% redemption fee on shares held less than 30 days. Share price, yield and return will vary and you may have a gain or loss when you sell your shares.

Please consider an investment's objective, risks, charges and expenses carefully before investing. To obtain a free prospectus that contains this and other important information on the Amana Funds, please call toll-free 888-73/AMANA or visit www.amanafunds.com. Please read the prospectus carefully before investing.

¹ By regulation, expense ratios shown in this table are as of the Funds' most recent prospectus - dated Aug. 20, 2007, incorporating results for the May 31, 2007 fiscal year and differ from the 1.30% expense ratios shown elsewhere in this report as they represent different fiscal periods. Also by regulation, the performance in this table represents the most recent quarter-end performance rather than performance through the Funds' most recent fiscal period. Average annual total returns include changes in principal value, reinvested dividends and capital gain distributions, if any.

² Source: Morningstar Dec. 31, 2007. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics.

Morningstar calculates total return by taking the change in a fund's NAV, assuming the reinvestment of all income and capital gains distributions (on the actual reinvestment date used by the fund) during the period, and then dividing by the initial NAV. Unless marked as load-adjusted total returns, Morningstar does not adjust total return for sales charges or for redemption fees. (Morningstar Return, Morningstar Risk-Adjusted Ratings, and the load-adjusted returns do incorporate those fees.) Total returns do account for management, administrative, and 12b-1 fees and other costs automatically deducted from fund assets.

% Rank in Category: This is the fund's total-return percentile rank for the specified time period relative to all funds that have the same Morningstar category. The highest (or most favorable) percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top-performing fund in a category will always receive a rank of 1. Percentile ranks within categories are most useful in those categories that have a large number of funds.

³ Source: Lipper Inc., A Reuters Company, Dec. 31, 2007. Lipper Inc. is a nationally recognized organization that ranks performance of mutual funds within a universe of funds that have similar investment objectives. Rankings are based on past performance with capital gains and dividends reinvested.

Fellow Shareowners:

Semi-Annual Results

In a troubled market, the Amana Funds continued to appreciate for the six months ending November 30, 2007. The price (net asset value per share) of Amana Income Fund gained 1.97%, and Amana Growth Fund increased 2.85%. For the same six months, the S&P 500 Index dropped 2.30%, and the Dow Jones Islamic Index (U.S.) slipped a similar 2.38%. Total Trust assets increased 35% in the six months.

Excellent Year - 2007

On October 29, 2007, the combined funds of the Amana Mutual Funds Trust passed a major milepost, with assets for the first time exceeding one billion dollars. The majority of our asset growth has come from new investors, but a good part has come the old-fashioned way: Amana Income returned 14.36%, and Amana Growth returned 14.17% for the twelve months ending November 30, 2007. While larger Trust assets are a mark of stature, they also mean that expense ratios improve as fixed costs are spread more broadly. Based on the last six months, the expense ratios for both Funds are now 1.30% (annualized). (Note that focusing exclusively on expense ratios for mutual funds may be inappropriate, as all fund performance numbers are net of expenses.)

Longer Term Results

Knowledgeable investors and mutual fund rating services such as Morningstar and Lipper emphasize long-term returns rather than short-term results. Please refer to the opposite page for Amana's superlative long-term calendar-year performance data. Based upon a combination of their 3, 5 and 10 year results, both Funds continue to be ranked as "5 star" funds by Morningstar — being in the top 10% of their respective categories. And we are especially pleased to note that as of December 31, 2007, Amana Income Fund — FOR THE SECOND CONSECUTIVE YEAR — is the NUMBER ONE FUND (out of 204 similar funds) in Lipper's Equity-Income 3-year performance category.

Investments

The last six months have been rough for America's financial services companies, which Amana's Islamic investment restrictions conveniently force us to avoid. The Amana Funds continue to favor companies with strong financial histories and robust outlooks for the future. For Amana Income, our favored sectors of utilities, telecommunications, mining, and energy produced solid results. Amana Growth favors the medical and technology sectors. Our largest holdings — Apple, Potash Corp. of Saskatchewan, and Rio Tinto — all did well in 2007.

Stormy Weather

The sinkhole that opened up under the U.S. mortgage market is impacting the economic health of the country. Housing prices are declining, and they will continue to do so for months. A recession is no doubt underway, which will last until lower U.S. interest rates influence employment and consumption. Political contests around the world command attention, sometimes by their violence.

The Amana portfolios are conservatively positioned in strong companies for a turbulent year, and have large cash reserves waiting to be invested at lower prices.

The Future

Patient investors who are willing to look around the corner can often find remarkable opportunities as bad news crescendoes and markets decline. While early 2008 promises to be difficult, it should be a foundation on which long-term investors can establish future profits.

Amana Mutual Funds Trust passed a major milepost, with assets for the first time exceeding one billion dollars.

Our focus remains value investing. The Amana Funds benefited this year by adhering to this approach. Once again, shareowners are cautioned that the exceptional results may not continue in the future. The Funds discourage speculation with a 30-day early redemption fee. It is crucial for investors to understand that long-term growth comes with risk and volatility.

Saturna Capital now has representatives working from the Washington DC, Chicago, and New York City areas to better serve you. They travel widely to appear at gatherings and financial offices to inform about investing and Islamic finance. Please visit www.amanafunds.com for the presentations schedule and other useful information, or call 1-888/73-AMANA.

Special Incentive for 2008

In an income tax provision scheduled to expire at the end of 2008, most income and capital gains dividends are being taxed at unusually low rates. For "lower bracket" filers - those with less than $65,100 (married filing jointly) or $32,550 (single filers) in income after deductions and exemptions, the tax rate is ZERO. For everyone else, the tax rate is reduced to 15%. Contact Saturna if you would like more information.

Respectfully,

(graphic omitted)
Nicholas Kaiser,
President & Portfolio Manager

(graphic omitted)
Talat Othman,
Independent Board Chairman

Semi-Annual Report	November 30, 2007	3

Performance Review (as of November 30, 2007):

The Amana Funds performed well for the semi-annual period ended November 30, 2007. While we caution investors that the outstanding performance may not continue, we are pleased to report some of the recognition our performance history has generated.

As of November 30, 2007, the U.S. mutual fund rating service, Morningstar™, honored Amana by awarding both Funds their highest rating: ***** Overall. The strong performance history of both Funds is also illustrated in their high "% Rank in category" standings. Here are the details¹:

Morningstar™ Ratings	Overall	1 year	3 years	5 years	10 years
Amana Income Fund - "Large Value" category
Morningstar Rating™	*****	n/a	*****	*****	*****

% Rank in category	n/a	2	1	1	14

Funds in category	1,160	1,401	1,160	913	409

Amana Growth Fund - "Large Growth" category
Morningstar Rating™	*****	n/a	*****	*****	*****

% Rank in category	n/a	43	3	2	2

Funds in category	1,467	1,747	1,467	1,226	541

Amana also garnered high marks with Lipper Inc. (A Reuters Company)²:

Lipper Quintile Rankings	1 year	3 years	5 years	10 years
Amana Income Fund - "Equity Income" category
Quintile Rank	1st	1st	1st	1st

Absolute Rank / Funds in category	20/261	3/201	3/137	13/86

Amana Growth Fund - "Multi-Cap Growth" category
Quintile Rank	3rd	1st	1st	1st

Absolute Rank / Funds in category	249/516	35/408	18/345	5/143

Performance data quoted herein represents past performance and is no guarantee of future results.

¹ Source: Morningstar™ Nov. 30, 2007. For each fund with at least a three-year history, Morningstar™ calculates a Morningstar Rating™ based on a Morningstar Risk-Adjusted Return™ measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating™ for a fund is derived from a weighted average of performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics.

Morningstar™ calculates total return by taking the change in a fund's NAV, assuming the reinvestment of all income and capital gains distributions (on the actual reinvestment date used by the fund) during the period, and then dividing by the initial NAV. Unless marked as load-adjusted total returns, Morningstar™ does not adjust total return for sales charges or for redemption fees. (Morningstar Return™, Morningstar Risk-Adjusted Ratings™, and the load-adjusted returns do incorporate those fees.) Total returns do account for management, administrative, and 12b-1 fees and other costs automatically deducted from fund assets.

% Rank in Category: This is the fund's total-return percentile rank for the specified time period relative to all funds that have the same Morningstar™ category. The highest (or most favorable) percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top-performing fund in a category will always receive a rank of 1. Percentile ranks within categories are most useful in those categories that have a large number of funds.

² Source: Lipper Inc., A Reuters Company, Nov. 30, 2007. Lipper Inc. Is a nationally recognized organization that ranks performance of mutual funds within a universe of funds that have similar investment objectives. Quintile Rankings are based on past performance with capital gains and dividends reinvested.

4	Semi-Annual Report	November 30, 2007

Amana Income Fund: Performance Summary

Average Annual Returns as of Nov. 30, 2007

	1 year	3 years	5 years	10 years	Expense Ratio¹
Amana Income Fund	14.36%	16.66%	19.06%	9.10%	1.38%

S&P 500 Index	7.71%	10.09%	11.60%	6.15%	N/A

Growth of $10,000

Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares, nor do they reflect the potential deduction of a 2% redemption fee on shares held less than 30 calendar days. The S&P 500 Total Return Index is a widely recognized index of common stock prices, which reflects no deductions for management fees, expenses or taxes.

¹ By regulation, the expense ratio for the Fund shown in this table is as of the Fund's most recent prospectus — dated Aug. 20, 2007, incorporating results for the 2007 fiscal year and differs from expense ratios shown elsewhere in this report as they represent different fiscal periods.

Fund Objective

The objectives of the Income Fund are current income and preservation of capital, consistent with Islamic principles; current income is its primary objective.

Top Ten Holdings		Industry Allocation

Issue	% of Fund Assets	Industry weightings are shown as a percentage of net assets
Rio Tinto ADS	1.9%

FPL Group	1.9%

E.ON ADR	1.7%

Vodafone GRP ADS	1.7%

Alcoa	1.6%

Freeport-McMoRan Copper & Gold	1.6%

EnCana	1.6%

BHP Billiton ADS	1.6%

Procter & Gamble	1.5%

AT&T	1.5%

Semi-Annual Report	November 30, 2007	5

Amana Income Fund: Schedule of Investments
Common Stocks - 78.2%	Number of Shares	Tax Cost	Market Value	Percentage of Assets

Aerospace
Teleflex	30,000	$2,365,728	$ 1,809,900	0.6
United Technologies	55,000	3,525,488	4,112,350	1.2

		5,891,216	5,922,250	1.8

Automotive
Autoliv	40,000	2,321,176	2,336,000	0.7
Genuine Parts	65,000	2,932,861	3,123,250	0.9

		5,254,037	5,459,250	1.6

Building
Plum Creek Timber	50,000	1,595,865	2,318,500	0.7
Weyerhaeuser	20,000	1,303,161	1,463,600	0.4

		2,899,026	3,782,100	1.1

Chemicals
Air Products and Chemicals	50,000	3,693,176	4,952,000	1.5
BASF ADS	25,000	1,940,486	3,461,250	1.0
Methanex	80,000	2,082,676	2,380,800	0.7
Praxair	55,000	3,503,735	4,695,900	1.4
RPM International	65,000	919,500	1,238,250	0.4

		12,139,573	16,728,200	5.0

Computer Hardware
Microchip Technology	70,000	2,486,999	2,015,300	0.6
Taiwan Semiconductor ADS	251,249	2,518,924	2,492,390	0.7

		5,005,923	4,507,690	1.3

Cosmetics & Toiletries
Procter & Gamble	70,000	4,233,296	5,180,000	1.5

Diversified Operations
Honeywell International	80,000	3,804,635	4,529,600	1.3
3M	50,000	3,884,419	4,163,000	1.2
Tomkins ADS	100,000	2,154,500	1,593,000	0.5

		9,843,554	10,285,600	3.0

Energy
BP ADS	50,000	2,758,294	3,637,000	1.1
ConocoPhillips	60,000	4,064,851	4,802,400	1.4
EnCana	82,000	3,381,426	5,350,500	1.6
Exxon Mobil	50,000	2,352,935	4,458,000	1.3
Spectra Energy	35,000	988,750	862,400	0.3

		13,546,256	19,110,300	5.7

Food Production
General Mills	80,000	4,609,037	4,812,000	1.4
Kellogg	85,000	4,267,819	4,593,400	1.4
J.M. Smucker	35,000	2,013,782	1,719,550	0.5
Unilever ADS	110,000	2,962,224	4,013,900	1.2

		13,852,862	15,138,850	4.5

(Continued on next page)

6	Semi-Annual Report	November 30, 2007	The accompanying notes are an integral part of these financial statements.

Amana Income Fund: Schedule of Investments
Common Stocks - 78.2%	Number of Shares	Tax Cost	Market Value	Percentage of Assets

Industrial Automation/Robotics
Rockwell Automation	60,000	$3,731,641	$4,073,400	1.2

Instruments - Control
Parker Hannifin	55,500	2,919,029	4,408,365	1.3

Machinery
Emerson Electric	80,000	3,759,978	4,561,600	1.3
Manitowoc	100,000	1,073,741	4,385,000	1.3

		4,833,719	8,946,600	2.6

Medical
Abbott Laboratories	55,000	2,537,298	3,163,050	0.9
AstraZeneca ADS	57,000	3,180,348	2,700,660	0.8
Eli Lilly	80,000	4,647,809	4,236,000	1.3
GlaxoSmithKline ADR	65,000	3,597,682	3,424,200	1.0
Pfizer	200,000	5,078,168	4,752,000	1.4
Wyeth	75,000	3,202,505	3,682,500	1.1

		22,243,810	21,958,410	6.5

Metal Ores
Alcoa	150,000	5,383,861	5,455,500	1.6
BHP Billiton ADS	70,000	2,422,596	5,308,100	1.6
Freeport-McMoRan Copper & Gold Class B	55,000	3,779,957	5,441,150	1.6
Rio Tinto ADS	14,000	1,945,210	6,544,720	1.9

		13,531,624	22,749,470	6.7

Office Material
Avery Dennison	40,000	2,641,043	2,084,400	0.6

Paint & Allied Products
Valspar	40,000	1,141,129	901,600	0.3

Paper & Paper Products
Kimberly-Clark	70,000	4,815,167	4,886,700	1.4

Publishing - Books
McGraw-Hill	105,000	5,319,206	5,153,400	1.5
Pearson ADS	200,000	3,053,618	3,080,000	0.9

		8,372,824	8,233,400	2.4

Real Estate
Duke Realty	80,000	2,678,413	2,103,200	0.6

Shoes & Related Apparel
Nike Class B	65,000	3,365,557	4,267,250	1.3

Soap & Cleaning Preparants
Colgate-Palmolive	64,000	4,334,532	5,125,120	1.5

(Continued on next page)

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	November 30, 2007	7

Amana Income Fund: Schedule of Investments
Common Stocks - 78.2%	Number of Shares	Tax Cost	Market Value	Percentage of Assets

Steel
Nucor	65,000	$3,011,101	$ 3,848,650	1.1
United States Steel	42,000	2,068,838	4,103,400	1.2
Tenaris ADR	50,000	2,042,366	2,359,000	0.7

		7,122,305	10,311,050	3.0

Telecommunications
AT&T	135,000	4,601,942	5,158,350	1.5
BCE	55,000	1,114,533	2,156,000	0.6
Chunghwa Telecom ADR	176,000	3,132,280	3,507,680	1.0
Telefónica ADS	42,000	1,312,351	4,228,140	1.3
Telus	70,000	3,562,018	3,163,300	0.9
Vodafone Group ADS	150,000	4,545,682	5,587,500	1.7

		18,268,806	23,800,970	7.0

Tools
Black & Decker	43,000	3,746,684	3,553,950	1.1
Regal-Beloit	75,000	2,904,679	3,531,000	1.0

		6,651,363	7,084,950	2.1

Transportation
Burlington Northern Santa Fe	55,000	3,468,608	4,593,600	1.4
Canadian National Railway	90,000	4,112,495	4,413,600	1.3
Canadian Pacific Railway	70,000	3,479,088	4,684,400	1.4
United Parcel Service Class B	70,000	5,139,730	5,157,600	1.5

		16,199,921	18,849,200	5.6

Utilities - Gas & Electric
Avista	60,000	1,224,530	1,282,800	0.4
Duke Energy	70,000	992,740	1,385,300	0.4
E.ON ADS	85,000	4,048,846	5,750,250	1.7
FPL Group	90,000	4,117,209	6,278,400	1.9
IDACORP	90,000	2,978,396	3,164,400	0.9
National Fuel Gas	90,000	3,351,553	4,288,500	1.3
NiSource	40,000	831,812	740,400	0.2
Piedmont Natural Gas Company	60,000	1,117,404	1,562,400	0.5
Sempra Energy	40,000	1,451,126	2,504,800	0.7
Telstra ADR	100,000	1,761,032	2,040,000	0.6

		21,874,648	28,997,250	8.6

Total investments		$217,391,274	$264,895,575	78.2
Other assets (net of liabilities)			73,742,421	21.8

Total net assets			$338,637,996	100.0

ADS: American Depositary Share ADR: American Depositary Receipt

8	Semi-Annual Report	November 30, 2007	The accompanying notes are an integral part of these financial statements.

Amana Income Fund

Financial Highlights	Six months ended	For year ended May 31,
Selected data per share of outstanding capital stock throughout each period:	Nov. 30, 2007	2007	2006	2005	2004	2003

Net asset value at beginning of period	$30.99	$25.46	$21.42	$17.50	$15.07	$16.63
Income from investment operations
Net investment income	0.14¹	0.26¹	0.32¹	0.23¹	0.28	0.19
Net gains or losses on securities (both realized and unrealized)	0.47	5.87	4.18	3.93	2.43	(1.55)

Total from investment operations	0.61	6.13	4.50	4.16	2.71	(1.36)

Less distributions
Dividends (from net investment income)	-	(0.20)	(0.29)	(0.24)	(0.28)	(0.20)
Dividends (from capital gains)	-	(0.41)	(0.17)	-	-	-

Total distributions	-	(0.61)	(0.46)	(0.24)	(0.28)	(0.20)

Paid-in capital from early redemption fees²	0.00³	0.01	0.00³	0.00³	-	-

Net asset value at end of period	$31.60	$30.99	$25.46	$21.42	$17.50	$15.07

Total Return	1.97%	24.31%	21.17%	23.76%	17.99%	(8.15)%

Ratios / supplemental data
Net assets ($000), end of period	$338,638	$233,761	$74,606	$40,842	$24,761	$19,410
Ratio of expenses to average net assets
Before custodian fee waiver	0.66%	1.38%	1.50%	1.61%	1.72%	1.89%
After custodian waiver	0.65%	1.37%	1.49%	1.60%	1.71%	1.87%
Ratio of net investment income to average net assets	0.40%	0.95%	1.34%	1.26%	1.71%	1.36%
Portfolio turnover rate	1%	14%	10%	9%	3%	5%

¹Calculated using average shares outstanding ²Early redemption fee adopted August 18, 2004 ³Amount is less than $0.01

Statement of Assets and Liabilities	As of November 30, 2007

Assets
Investments in securities, at value (Cost $217,391,274)	$264,895,575
Cash	72,899,008
Receivable for Fund shares sold	805,605
Dividends/income receivable	629,440
Insurance reserve premium	2,529

Total assets		339,232,157

Liabilities
Payable to affiliates	258,148
Payable for Fund shares redeemed	244,446
Accrued expenses	91,567

Total liabilities		594,161

Net assets		$338,637,996

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	285,975,069
Accumulated net realized gain	5,158,626
Unrealized net appreciation on investments	47,504,301

Net assets applicable to Fund shares outstanding		$338,637,996

Fund shares outstanding		10,715,912

Net asset value, offering and redemption price per share		$31.60

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	November 30, 2007	9

Amana Income Fund

Statement of Operations	Six months ended November 30, 2007

Investment income
Dividends/Income (net of foreign taxes of $96,278)	$2,928,427
Miscellaneous income	229

Gross investment income		2,928,656

Expenses
Investment adviser and administration fees	1,320,269
Distribution fees	347,440
Shareowner servicing	78,592
Custodian fees	19,539
Professional fees	16,200
Filing and registration fees	15,383
Other expenses	14,315
Chief Compliance Officer expenses	8,104
Printing and postage	7,794

Total gross expenses	1,827,636

Less custodian fees waived	(19,539)

Net expenses		1,808,097

Net investment income		1,120,559

Net realized gain on investments
Proceeds from sales	3,407,245
Less cost of securities sold (based on identified cost)	(1,394,042)

Realized net gain on securities sold	2,013,203

Long term gain distribution on Real Estate Investment Trusts	59,473

Net realized gain on investments		2,072,676

Unrealized gain on investments
End of period	47,504,301
Beginning of period	44,892,444

Increase in unrealized gain		2,611,857

Net realized and unrealized gain on investments		4,684,533

Net increase in net assets resulting from operations		$5,805,092

Statements of Changes of Net Assets
	Six months ended November 30, 2007	Year ended May 31, 2007

Increase in net assets
From operations
Net investment income	$1,120,559	$1,181,618
Net realized gain on investments	2,072,676	3,132,963
Net increase in unrealized appreciation	2,611,857	26,662,231

Net increase in net assets	5,805,092	30,976,812

Dividends to shareowners from
Net investment income	-	(1,224,430)
Capital gain distribution	-	(1,834,296)

Total distributions	-	(3,058,726)

From Fund share transactions
Proceeds from sales of shares	136,847,068	163,313,552
Value of shares issued in reinvestment of dividends	-	3,011,801
Early redemption fees retained	21,077	23,297
Cost of shares redeemed	(37,796,343)	(35,111,904)

Net increase in net assets	99,071,802	131,236,746

Total increase in net assets	104,876,894	159,154,832

Net assets
Beginning of period	233,761,102	74,606,270
End of period	$338,637,996	$233,761,102

Shares of the Fund sold and redeemed
Number of shares sold	4,412,128	5,795,654
Number of shares issued in reinvestment of dividends	-	104,461
Number of shares redeemed	(1,239,611)	(1,286,974)

Net increase in number of shares outstanding	3,172,517	4,613,141

10	Semi-Annual Report	November 30, 2007	The accompanying notes are an integral part of these financial statements.

Amana Growth Fund: Performance Summary

Average Annual Returns as of Nov. 30, 2007

	1 Year	3 Year	5 Year	10 Year	Expense Ratio¹
Amana Growth Fund	14.17%	17.90%	19.86%	12.49%	1.36%

Russell 2000 Index	-1.16%	7.91%	14.97%	7.37%	N/A

Growth of $10,000

Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares, nor do they reflect the potential deduction of a 2% redemption fee on shares held less than 30 calendar days. The Russell 2000 Index® is a widely recognized index of common stock prices of 2000 mid- and small-market capitalization companies which reflects no deductions for managements fees, expenses or taxes.

¹ By regulation, the expense ratio for the Fund shown in this table is as of the Fund's most recent prospectus — dated Aug. 20, 2007, incorporating results for the 2007 fiscal year and differs from expense ratios shown elsewhere in this report as they represent different fiscal periods.

Fund Objective

The primary objective of the Growth Fund is long-term capital growth consistent with Islamic principles.

Top Ten Holdings		Industry Allocation

Issue	% of Fund Assets	Industry weightings are shown as a percentage of net assets.
Apple	4.1%

Potash Corp. of Saskatchewan	2.4%

Rio Tinto ADS	2.3%

PepsiCo	1.9%

Business Objects ADS	1.8%

Anglo-American ADR	1.8%

Canadian Pacific Railway	1.7%

Humana	1.7%

Trimble Navigation	1.7%

Oracle	1.6%

Semi-Annual Report	November 30, 2007	11

Amana Growth Fund: Schedule of Investments
Common Stocks - 84.2%	Number of Shares	Cost	Market Value	Percentage of Assets

Aerospace
Crane	170,000	$6,335,514	$7,639,800	1.1

Automotive
Genuine Parts	125,000	5,729,519	6,006,250	0.9
Toyota Motor ADS	40,000	3,692,547	4,498,000	0.7

		9,422,066	10,504,250	1.6

Building
Building Materials Holding	80,000	1,864,457	457,600	0.1
Fastenal	155,000	5,896,127	6,144,200	0.9
Lowe's Companies	225,000	6,800,080	5,492,250	0.8

		14,560,664	12,094,050	1.8

Business Services
Convergys¹	300,000	7,536,833	4,893,000	0.7
Gartner¹	60,000	1,009,929	1,133,400	0.2

		8,546,762	6,026,400	0.9

Chemicals
Potash Corp. of Saskatchewan	135,000	4,368,484	16,185,150	2.4

Computer Hardware
Advanced Micro Devices¹	350,000	6,758,738	3,416,000	0.5
Apple¹	150,000	7,333,938	27,333,000	4.1
Cree¹	160,000	3,729,286	3,940,800	0.6
Hewlett-Packard	200,000	6,820,434	10,232,000	1.5
Intel	300,000	6,848,400	7,824,000	1.2
International Business Machines	85,000	7,567,983	8,940,300	1.3
Quantum¹	400,000	779,928	1,268,000	0.2
SanDisk¹	135,000	6,409,748	5,054,400	0.7
Seagate Technology	200,000	5,233,520	5,158,000	0.8
Sun Microsystems¹	62,500	1,549,425	1,298,750	0.2
Taiwan Semiconductor ADS	534,405	5,142,283	5,301,298	0.8
Verigy¹	180,000	3,976,051	4,559,400	0.7

		62,149,734	84,325,948	12.6

Computer Networking
Cisco Systems¹	350,000	8,632,480	9,807,000	1.5

Computer Software
Adobe Systems¹	200,000	6,619,201	8,428,000	1.3
Business Objects ADS¹	200,000	6,636,186	12,156,000	1.8
Intuit¹	300,000	7,888,508	8,796,000	1.3
Oracle¹	550,000	11,133,255	11,099,000	1.6

		32,277,150	40,479,000	6.0

(Continued on next page)

12	Semi-Annual Report	November 30, 2007	The accompanying notes are an integral part of these financial statements.

Amana Growth Fund: Schedule of Investments
Common Stocks - 84.2%	Number of Shares	Cost	Market Value	Percentage of Assets

Electronics
Agilent Technologies¹	200,000	$6,880,969	$7,566,000	1.1
Canon ADS	190,000	8,738,059	9,997,800	1.5
EMCOR Group¹	168,000	2,358,283	4,475,520	0.7
Harman International Industries	50,000	4,666,715	3,680,000	0.6
Harris	150,000	6,460,799	9,415,500	1.4
Motorola	130,000	2,864,850	2,076,100	0.3
Qualcomm	160,000	4,380,006	6,524,800	1.0
Trimble Navigation¹	310,000	7,382,257	11,491,700	1.7

		43,731,938	55,227,420	8.3

Energy
BP ADS	105,000	6,758,001	7,637,700	1.1
EnCana	150,000	5,938,213	9,787,500	1.5
Noble	140,000	4,527,371	7,298,200	1.1
Petro-Canada	40,000	2,161,676	1,934,800	0.3

		19,385,261	26,658,200	4.0

Food Production
Groupe Danone ADS	380,000	6,334,458	6,631,000	1.0
Hansen Natural¹	175,000	5,835,199	7,596,750	1.1
PepsiCo	160,000	10,103,827	12,348,800	1.9

		22,273,484	26,576,550	4.0

Internet Content
SumTotal Systems¹	50,000	334,377	241,000	0.02

Machinery
Manitowoc	250,000	4,468,121	10,962,500	1.6

Medical
Amgen¹	145,000	9,222,539	8,011,250	1.2
Barr Pharmaceuticals¹	150,000	7,749,013	8,055,000	1.2
DENTSPLY International	250,000	8,092,272	10,695,000	1.6
Eli Lilly	40,000	2,350,723	2,118,000	0.3
Genentech¹	105,000	7,717,810	8,006,250	1.2
Genzyme¹	130,000	8,679,339	9,740,900	1.5
Humana¹	150,000	7,954,686	11,554,500	1.7
IMS Health	210,000	5,695,059	4,903,500	0.7
Johnson & Johnson	130,000	8,037,964	8,806,200	1.3
Novartis ADR	120,000	6,629,090	6,782,400	1.0
Novo Nordisk ADS	62,000	3,771,106	7,901,280	1.2
Pharmaceutical Product Development	130,000	3,905,347	5,504,200	0.8
VCA Antech¹	200,000	7,000,031	8,206,000	1.2
Wyeth	90,000	4,442,525	4,419,000	0.7
Zimmer Holdings¹	90,000	6,849,637	5,825,700	0.9

		98,097,141	110,529,180	16.5

(Continued on next page)

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	November 30, 2007	13

Amana Growth Fund: Schedule of Investments
Common Stocks - 84.2%	Number of Shares	Cost	Market Value	Percentage of Assets

Metal Ores
Anglo American ADR	350,000	$7,977,318	$11,791,500	1.8
Rio Tinto ADS	33,000	5,627,595	15,426,840	2.3

		13,604,913	27,218,340	4.1

Publishing - Books
John Wiley & Sons Class A	100,000	3,474,490	4,215,000	0.6
McGraw-Hill	220,000	11,148,557	10,797,600	1.6

		14,623,047	15,012,600	2.2

Retail
American Eagle Outfitters	300,000	7,457,880	6,867,000	1.0
Bed Bath & Beyond¹	150,000	5,956,294	4,717,500	0.7
Best Buy	165,000	8,399,307	8,423,250	1.2
Coach¹	160,000	5,912,942	5,942,400	0.9
PetSmart	230,000	6,743,367	6,550,400	1.0
Staples	250,000	6,313,390	5,925,000	0.9

		40,783,180	38,425,550	5.7

Soap & Cleaning Preparants
Clorox	125,000	7,854,497	8,110,000	1.2

Telecommunications
América Móvil ADR	150,000	3,957,138	9,249,000	1.4
China Mobile ADS	52,500	2,278,083	4,812,150	0.7

		6,235,221	14,061,150	2.1

Tools
Lincoln Electric Holdings	96,500	4,841,718	6,732,805	1.0
Regal-Beloit	120,000	5,383,289	5,649,600	0.8

		10,225,007	12,382,405	1.8

Transportation
Canadian Pacific Railway	175,000	10,657,416	11,711,000	1.7
LAN Airlines ADS	350,000	2,435,338	5,162,500	0.8
Norfolk Southern	150,000	6,897,855	7,681,500	1.2
United Parcel Service Class B	75,000	5,554,378	5,526,000	0.8

		25,544,987	30,081,000	4.5

Utilities - Electric
Avista	80,000	1,409,675	1,710,400	0.3

Total investments		$454,863,703	$564,257,893	84.2
Other assets (net of liabilities)			105,493,767	15.8

Total assets			$669,751,660	100.0

¹Non-income producing security ²Amount is less than 0.1% ADS: American Depositary Share ADR: American Depositary Receipt

14	Semi-Annual Report	November 30, 2007	The accompanying notes are an integral part of these financial statements.

Amana Growth Fund

Financial Highlights	Six months ended	For Year Ended May 31,
Selected data per share of outstanding capital stock throughout each period:	Nov. 30, 2007	2007	2006	2005	2004	2003

Net asset value at beginning of period	$22.80	$18.76	$15.51	$12.34	$10.01	$11.10
Income from investment operations
Net investment income (loss)	(0.01)¹	(0.09)¹	(0.09)¹	(0.13)¹	(0.11)	(0.11)
Net gains (losses) on securities (both realized and unrealized)	0.66	4.13	3.34	3.30	2.44	(0.98)

Total from investment operations	0.65	4.04	3.25	3.17	2.33	(1.09)

Paid-in capital from early redemption fees²	0.00³	0.00³	0.00³	0.00³	-	-

Net asset value at end of period	$23.45	$22.80	$18.76	$15.51	$12.34	$10.01

Total return	2.85%	21.54%	20.95%	25.69%	23.28%	(9.82)%

Ratios / supplemental data
Net assets ($000), end of period	$669,752	$514,247	$214,809	$53,874	$32,778	$22,143
Ratio of expenses to average net assets
Before custodian fee waiver	0.65%	1.36%	1.42%	1.66%	1.75%	1.96%
After custodian fee waiver	0.65%	1.36%	1.41%	1.65%	1.73%	1.93%
Ratio of net investment income (loss) to average net assets	0.00%	(0.43)%	(0.51)%	(0.87)%	(1.00)%	(1.20)%
Portfolio turnover rate	4%	9%	5%	2%	13%	16%

¹Calculated using average shares outstanding ²Early redemption fee adopted August 18, 2004 ³Amount is less than $0.01

Statement of Assets and Liabilities	As of November 30, 2007

Assets
Common stocks (Cost $454,863,703)	$564,257,893
Cash	104,667,499
Receivable for Fund shares sold	1,361,621
Dividends receivable	476,285

Total assets	670,763,298

Liabilities
Payable to affiliates	503,159
Payable for Fund shares redeemed	319,906
Accrued expenses	188,573

Total liabilities	1,011,638

Net assets	$669,751,660

Analysis of Net Assets
Paid-in capital (unlimited shares authorized, without par value)	548,492,709
Accumulated net realized gain	11,864,761
Unrealized net appreciation on investments	109,394,190
Net assets applicable to Fund shares outstanding	$669,751,660

Fund shares outstanding	28,557,635

Net asset value, offering and redemption price per share	$23.45

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	November 30, 2007	15

Amana Growth Fund

Statement of Operations	As of November 30, 2007

Investment income
Dividends (net of foreign taxes of $118,462)	$2,516,177
Miscellaneous income	571

Gross investment income	2,516,748

Expenses
Investment adviser and administration fees	2,793,794
Distribution fees	744,917
Shareowner servicing	176,054
Custodian fees	43,417
Other expenses	36,456
Professional fees	36,347
Chief Compliance Officer expenses	20,424
Printing and postage	20,124
Filing and registration fees	16,971

Total gross expenses	3,888,504

Less custodian fees waived	(43,417)

Net expenses	3,845,087

Net investment loss	(1,328,339)

Net realized gain on investments
Proceeds from sales	22,435,728
Less cost of securities sold (based on identified cost)	(12,547,310)

Realized net gain on securities sold	9,888,418

Long term gain distribution on securities	577,568

Net realized gain on securities	10,465,986

Unrealized gain on investments
End of period	109,394,190
Beginning of period	102,167,978

Increase in unrealized gain	7,226,212

Net realized and unrealized gain on investments	17,692,198

Net increase in net assets resulting from operations	$16,363,859

Statements of Changes of Net Assets
	Period ended Nov 30,2007	Year ended May 31,2007

Increase in net assets
From operations
Net investment loss	$(1,328,339)	$(1,387,645)
Net realized gain on investments	10,465,986	3,007,201
Net increase in unrealized appreciation	7,226,212	66,787,296

Net increase in net assets	16,363,859	68,406,852

From Fund share transactions
Proceeds from sales of shares	217,999,234	356,933,617
Early redemption fees retained	54,562	33,807
Cost of shares redeemed	(78,912,871)	(125,936,130)

Net increase in net assets	139,140,925	231,031,294

Total increase in net assets	155,504,784	299,438,146

Net assets
Beginning of period	514,246,876	214,808,730
End of period	$669,751,660	$514,246,876

Shares of the Fund sold and redeemed
Number of shares sold	9,442,517	17,396,963
Number of shares redeemed	(3,439,753)	(6,290,158)

Net increase in number of shares outstanding	6,002,764	11,106,805

16	Semi-Annual Report	November 30, 2007	The accompanying notes are an integral part of these financial statements.

Expenses

All mutual funds have operating expenses. As an Amana mutual fund shareowner, you incur ongoing costs, including management fees, distribution (or service) 12b-1 fees, and other fund expenses such as shareowner reports (like this one). Operating expenses, which are deducted from a fund's gross earnings, directly reduce the investment return of a fund. All mutual funds (unlike some other financial investments) only report their results after deduction of operating expenses.

With the Amana funds, unlike many mutual funds, you do not incur sales charges (loads) on purchase payments, reinvested dividends, or other distributions. You do not incur redemption fees, exchange fees, or fees related to Individual Retirement Accounts. However, to discourage speculation, you may incur a 2% redemption fee for shares held less than 30 calender days. You may incur fees related to extra services requested by you for your account, such as a checkbook to use for redemptions or bank wires. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Examples
The following examples are based on an investment of $1,000 invested at the beginning of the semi-annual period and held for six months (June 1, 2007 to November 30, 2007).

Actual Expenses
The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this fiscal period. The Funds also charge the following fees for extra services rendered on request, which you may need to add to determine your total expenses: $10 per checkbook, $25 per bank wire, $15 per overnight courier delivery.

Hypothetical Example For Comparison Purposes
The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of the other funds. You may wish to add other fees that are not included in the expenses shown in the table, such as IRA fees (there are no IRA fees with the Amana Funds), and charges for extra services such as check writing and bank wires.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees (note that the Amana Funds do not have any such transactional costs). Therefore, the "Hypothetical" line of each fund is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

	Beginning Account Value [June 1, 2007]	Ending Account Value [November 30, 2007]	Expenses Paid During Period	Annualized Expense Ratio
Income Fund
Actual	$1,000.00	$1,019.70	$6.58	1.30%

Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.55	$6.58	1.30%

Growth Fund
Actual	$1,000.00	$1,028.50	$6.61	1.30%

Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.55	$6.58	1.30%

Expenses are equal to annualized expense ratio indicated above (based on the most recent semi-annual period of June 1, 2007 through November 30, 2007), multiplied by the average account value over the period, multiplied by 183/365 to reflect the semi-annual period.

Semi-Annual Report	November 30, 2007	17

Notes To Financial Statements

Note 1 — Organization
Amana Mutual Funds Trust (the "Trust") was established under Indiana law as a Business Trust on July 26, 1984. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust restricts its investments to those acceptable to Muslims by investing in accordance with Islamic principles. Two portfolio series have been created (the "Funds"). The Income Fund was first authorized to sell shares of beneficial interest to the public on June 23, 1986. The investment objective of the Income Fund is current income and preservation of capital. The Growth Fund began operations on February 3, 1994. The investment objective of the Growth Fund is long-term capital growth.

Note 2 — Unaudited Information
The information in this interim report has not been subject to independent audit.

Note 3 — Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds.

Security valuation:

Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities for which quotations are not readily available are valued at fair value as determined by the board of trustees.

Share valuation:

The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds' shares are not priced or traded on days the NYSE is closed. The offering and redemption price per share for each Fund is equal to each Fund's NAV.

To discourage speculation, a 2% early redemption fee on Fund shares held less than thirty calendar days was initiated effective August 18, 2004. These fees are deducted from the redemption proceeds otherwise payable to the shareowner and retained by the Funds as paid-in capital and included in the daily NAV calculation.

Federal income taxes:

As qualified investment companies under subchapter M of the Internal Revenue Code, the Funds are not subject to income taxes to the extent that they distribute their taxable income. It is the Funds' policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to shareowners.

Dividends and distributions to shareowners:

Dividends and distributions to shareowners are recorded on the ex-dividend date. Dividend payable dates are the end of May and December. Shareowners electing to reinvest dividends and distributions purchase additional shares at net asset value on the payable date.

Other:

The cost of securities is the same for accounting and federal income tax purposes. Securities transactions are recorded on trade date. Realized gains and losses are recorded on the identified cost basis.

Cash dividends from equity securities are recorded as income on the ex-dividend date. Expenses incurred by the Trust on behalf of the Funds (e.g., professional fees) are allocated to the Funds on the basis of relative daily average net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

Estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

New accounting pronouncements:

In June 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 - Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurements" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Note 4 — Transactions with Affiliated Persons

Under a contract approved by shareowners, Saturna Capital Corporation provides investment advisory services and certain other administrative and distribution services and facilities required by each Fund to conduct its business. For such services, each Fund pays an annual fee equal to 0.95% of the first $500 million of its average daily net assets, 0.85% on the next $500 million and 0.75% on assets over $1 billion. For the six months ended November 30, 2007, Income Fund and Growth Fund paid advisory fee expenses of $1,320,269 and $2,793,794, respectively.

Saturna Capital also acts as transfer agent for the Trust, for which it was paid $78,592 and $176,054 for the Income and Growth Fund, respectively, for the six months ended November 30, 2007.

Saturna Brokerage Services ("SBS," a subsidiary of Saturna Capital) is registered as a broker-dealer and distributes Fund shares. The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. The plan provides that the Funds will pay a fee to SBS at an annual rate of up to 0.25% of the average net assets of the Funds. The fee is paid to SBS as reimbursement for expenses incurred for distribution related activity. For the six months ended November 30, 2007 Income Fund and Growth Fund paid $347,440 and $744,917, respectively, to SBS. SBS is also the primary stockbrokerage used to effect portfolio transactions for the Trust.

The independent trustees are compensated by the Trust $1,000 per quarter, in arrears, plus $500 per board meeting attended (in person or by phone), plus reimbursement of travel expenses. The Trustees are also paid $250 for committee meetings not held in conjunction with a board meeting. The Board Chairman and each committee's Chairman is paid an additional $500 per quarter, in arrears, by the Trust. For the six months ended November 30, 2007, the Trust incurred expenses of $9,095 for the independent Trustees.

The other officers are paid by Saturna Capital, and not the Trust. The trustees and officers, their families, and their affiliates as a group owned 0.77% of the Income Fund's and 0.44% of the Growth Fund's outstanding shares on December 31, 2007.

Regulations require the Trust to designate a Chief Compliance Officer; Mr. James D. Winship was retained by the Trust and paid $28,528 for the six months ended November 30, 2007.

Note 5 — Dividends

Income Fund qualified dividends from net investment income were $0.119 per share paid May 31, 2007 and $0.084 per share paid December 31, 2007. Income Fund also paid a capital gain distributions of $0.030 per share on May 31, 2007 and $0.430 per share on December 31, 2007.

Income Fund	2007	2006

Ordinary income	$1,224,430	$719,982
Capital gains¹	1,834,296	393,855

	$3,058,726	$1,113,837

¹Long-Term Capital Gain dividend designated pursuant to Section 852(b)(3) of the Internal Revenue Code.

By policy, Growth Fund seeks to avoid paying income dividends. It did pay a $0.200 per share capital gain distribution on December 31, 2007. It paid no dividends in fiscal 2007 or 2006.

Note 6 — Investments

As of November 30, 2007, the components of distributable earnings on a tax basis were as follows:

Income Fund

Undistributed ordinary income	$1,120,559
Accumulated net realized gain on investments	5,158,626
Unrealized appreciation	47,504,301

$53,783,486

Growth Fund

Accumulated net realized gain on investments	$11,864,761
Unrealized appreciation	109,394,190

$121,258,951

During the six months ended November 30, 2007, the Income Fund purchased $32,867,264 of securities and sold $3,407,245 of securities. The Growth Fund purchased $61,964,578 of securities and sold $22,435,727 of securities.

Note 7 - Custody Credits

Under an agreement with the custodian bank, custody fees are reduced by credits for cash balances. Such reduction amounted to $19,539 and $43,417 for the Income Fund and Growth Fund, respectively, for the six months ended November 30, 2007.

18	Semi-Annual Report	November 30, 2007

Renewal of Investment Advisory Contracts

On August 31, 2007, the Amana Trustees approved continuation of the Funds' investment advisory and administration contracts with Saturna Capital Corporation. In doing so, the Trustees considered a number of factors and made specific determinations relevant to that approval.

In addition to information provided throughout the year, the Trustees utilized a comparison of services, performance and fees for selected funds that the Trustees chose with roughly comparable objectives and sizes that the Trustees had previously selected as a relevant peer group. The Trustees found such information helpful in establishing expectations regarding the Funds' performance and whether to continue the advisory contracts.

In their review, the Trustees noted that the Funds offer a full range of high-quality investor services, including unique services for Islamic investors. The Trustees considered enhancements in Saturna's operations during the last year. Important factors considered by the Trustees include Saturna's experience, ability and commitment to quality service through performing internally such functions as shareowner servicing, administration, accounting, marketing and distribution.

The Trustees also reviewed Morningstar and Lipper mutual fund ratings, as well as other measures of performance and found that the performance of each of the Funds, both in absolute numbers and relative to peers, was exceptional. As of August 31, 2007, Lipper's Leader Scorecard ranked Amana Growth in the first quintile (highest) (20%) of its Multi-Cap Growth category on total return and consistent return, and second quintile on preservation and tax efficiency. Lipper's Scorecard ranked Amana Income in the first quintile (20%) of its Equity Income category on total return, preservation and tax efficiency, and second quintile on consistent return. As of August 31, 2007, Morningstar continued to give both Amana Funds its top 5-Star rating Overall.

The Trustees also noted that the Funds' primary objective — making investments appropriate for Islamic investors — has consistently been achieved by Saturna. They recognized that the requirements of Islamic investing affect Fund performance relative to major market indices, and that performance has been achieved despite such requirements. They understood this specialized focus — compliance with Islamic Sharia — increases Saturna's research expenses and obligations.

The Trustees also took into consideration Saturna's continued avoidance of significant operational problems, its efforts to comply with increased investment company rules and regulations, substantial investments in personnel, training and equipment to meet present, and anticipated, increased demands for service. In addition, they recognized Saturna's continued efforts to improve compensation to attract and retain increasingly qualified, experienced, and specialized staff. They recognized that Saturna Capital was absorbing certain losses at Saturna Brokerage Services resulting from the commission-free portfolio brokerage provided to the Funds.

The Trustees reviewed the fees and expenses of the Funds. They found each Fund's expense ratio to be comparable to those of other funds in its peer group and to be fair given the size of the Fund and the services provided and expenses incurred by the adviser. They considered the fees charged by Saturna to other kinds of accounts and the different services provided to those accounts, as well as the ways in which Saturna's service and work done for other accounts it manages benefits the Funds. The Trustees recognized that the Funds' positive performance record had likely contributed to their growth in asset size, which resulted in fixed costs being spread over a larger asset base. The Trustees considered the extent to which the advisory fee to be paid to the Adviser reflected economies of scale. In this connection, the Trustees noted that the Adviser had contractually agreed to include breakpoints within each Fund's advisory fee structure. This not only resulted in lowering operating expenses of the Funds and lower expense ratios but it also demonstrated that economies of scale were being shared with the Funds.

The Trustees considered the growth of the Funds and decreasing expense ratios to determine whether the 12b-1 plan should be continued. The Trustees found that the Funds, though growing significantly, were still relatively small by industry standards, and that further growth could result in greater efficiencies and lower expense ratios to the Funds.

They found that continuation of the 12b-1 plan is in the best interest of the shareholders in the expectation of further reductions in fees, and spreading of fixed costs across a larger base.

The Trustees reviewed Saturna's financial information and discussed the issue of profitability related to management of the Funds, as well as the reasonability of profitability with respect to the Funds as part of their evaluation of whether the fees under the advisory contract bear a reasonable relationship to the mix of services provided by Saturna, including the nature, extent and quality of such services. The Trustees understood that Saturna's staff continued to be compensated at rates below normal in the industry, the years of investment made in the Amana Funds by Saturna and the value of a financially healthy adviser.

The Trustees also considered potential benefits to Saturna from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading in the Funds' portfolios, and that Saturna continues to voluntarily waive brokerage commissions for Fund portfolio trades at a considerable and growing cost to Saturna and that this results in lower Fund expenses.

The Trustees concluded that the fees paid by the Funds to Saturna were reasonable in light of the services provided, comparative performance, expense and advisory fee information, costs of services provided and profits to be realized and benefits derived or to be derived by Saturna from its relationship with the Funds.

Availability of Amana Portfolio Information

(1) The Amana Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.

(2) The Funds' Forms N-Q are available on the SEC's website at www.sec.gov.

(3) The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

(4) The Funds' make a complete schedule of portfolio holdings after the end of each month available at www.amanafunds.com.

Availability of Proxy Voting Information

(1) A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (a) without charge, upon request, by calling Saturna Capital at 1-888/73-AMANA,(b) on the Funds' website at www.amanafunds.com, and (c) on the SEC's website at www.sec.gov.

(2) Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (a) without charge, upon request, by calling Saturna Capital at 1-888/73-AMANA; (b) on the Funds' website at www.amanafunds.com; and (c) on the SEC's website at www.sec.gov.

Privacy Statement

At Saturna Capital, we understand the importance of maintaining the privacy of your financial information. To that end, we want to ensure that we protect the confidentiality of any personal information you share with us.

We collect personal information about you from information we receive from you on applications and other forms and from transactions or trades placed with us. Please be assured that except to administer a transaction with an affiliated third party upon your request, we do not disclose any personal information about our customers, or our former customers, to anyone, except as may be required by law. We maintain our own technology resources to minimize the use of outside service providers.

Additionally, Saturna Capital restricts access to personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with regulations to guard your personal information. If you have further questions or concerns about the security or privacy of the information we receive from you, please call us at 1-888/73-AMANA.

Householding Policy

To reduce expenses, we may mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-888/73-AMANA (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

Semi-Annual Report	November 30, 2007	19

Amana Mutual Funds Trust began operations in 1986. Saturna Capital Corporation, with extensive experience in mutual funds, invests the Fund portfolios and handles daily operations under supervision of the Board of Trustees.	Investment Adviser and Administrator	Saturna Capital Corporation

	Custodian	National City Bank of Indiana

	Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP Philadelphia, PA

	Legal Counsel	Kirkpatrick & Lockhart Preston Gates Ellis LLP Washington DC

(graphic omitted)

1300 N. State Street
Bellingham, WA 98225
1-800/728-8762
Daily prices at 1-888/73-AMANA
www.amanafunds.com

This report is for the information of the shareowners of the Trust. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus.

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CONTROLS AND PROCEDURES

(a) Internal control over financial reporting is under the supervision of the principal executive and financial officers. On December 29, 2006, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer) reviewed the internal control procedures for Amana Mutual Funds Trust and found them reasonable and adequate.

(b) No change.

EXHIBITS

Exhibits included with this filing:

(a) Code of Ethics. (Not required)

(b) 302 Certifications.
(1) Nicholas Kaiser, President, Amana Mutual Funds Trust
(2) Christopher Fankhauser, Treasurer, Amana Mutual Funds Trust

(c) 906 Certifications.
(1) Nicholas Kaiser, President, Amana Mutual Funds Trust
(2) Christopher Fankhauser, Treasurer, Amana Mutual Funds Trust

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 2, 2008

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: April 2, 2008